1933 Act File No. 333-129342
                                            1940 Act File No. 811-21829


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

Pre-Effective Amendment No........................................

Post-Effective Amendment No.   XX.................................   1


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.      ...............................................      5


                                   BBH TRUST
               (Exact name of Registrant as specified in charter)
                                  140 Broadway
                            New York New York, 10005
                    (Address of Principal Executive Offices)
              Registrant's Telephone Number, Including Area Code:
                                 (800) 625-5759



                         Corporation Services Company,
        2711 Centerville Road, Suite 400, Wilmington, Delaware  19808.
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
    on                 pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(i)
     on                 pursuant to paragraph (a)(i)
     75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                         BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN

--------------------------------------------------------------------------------
                                   Prospectus
                                October 31, 2007
--------------------------------------------------------------------------------

                          BBH U.S. Treasury Money Fund

                              BBH Money Market Fund
                                 Regular Shares
                              Institutional Shares

                            BBH Tax Exempt Money Fund

These Securities Have Not Been Approved Or Disapproved By The Securities And Exchange Commission (SEC) Or Any State Securities Commission, Nor Has The SEC Or Any State Securities Commission Passed Upon The Accuracy Or Adequacy Of This Prospectus. Any Representation To The Contrary Is A Criminal Offense.

CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

Investment Objective                                                           3

Principal Investment Strategies                                                3

Principal Risk Factors                                                         5

Fund Performance                                                               8

Fees and Expenses of the Funds                                                12

Investment Adviser and Fund Administrator                                     14

Shareholder Information                                                       15

Financial Highlights                                                          21

Additional Information                                                        25

The BBH Funds are a mutual fund family that offers a variety of investment goals and strategies. The Funds offered within this prospectus are: BBH U.S. Treasury Money Fund, BBH Money Market Fund, and BBH Tax Exempt Money Fund (each a "Fund" or collectively the "Funds"), all of which are portfolios of BBH Trust.

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

The investment objective of the BBH U.S. Treasury Money Fund and the BBH Money Market Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the BBH Tax Exempt Money Fund is to provide investors with as high a level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Each Fund's investment objective may only be changed with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

BBH U.S. Treasury Money Fund

Under normal circumstances the Investment Adviser of the BBH U.S. Treasury Money Fund invests in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities. These securities are issues of the U.S. Treasury, such as bills, notes and bonds as well as other full faith and credit obligations of the U.S. Government.

BBH Money Market Fund

Under normal circumstances the Investment Adviser of the BBH Money Market Fund invests all of the assets in short-term securities denominated in U.S. Dollars which, at the time of purchase, must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be deemed by the Adviser to be of comparable quality to securities having such ratings. The instruments in which the Investment Adviser may invest include U.S. Government securities and bank obligations of U.S. and non-U.S. banks (such as certificates of deposit and fixed time deposits), commercial paper, repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, bonds issued by U.S. corporations and obligations of certain supranational organizations.

BBH Tax Exempt Money Fund

Under normal circumstances the Investment Adviser invests at least 80% of the BBH Tax Exempt Money Fund's assets in municipal securities, the interest on which is exempt from federal income tax and the alternative minimum tax (AMT). The Investment Adviser invests all of the BBH Tax Exempt Money Fund's assets in securities which, at the time of purchase, are either (1) rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs; or (2) if unrated, are of comparable quality as determined by or under the direction of the BBH Tax Exempt Money Fund's

Board of Trustees; or (3) do not carry a short-term rating but fall within the maturity parameters of the BBH Tax Exempt Money Fund and carry a long-term debt rating within the two highest debt rating categories by at least two NRSROs. Municipal securities may be fully or partially guaranteed. They may be guaranteed by a pool of underlying U.S. Treasuries (known as "pre-refunded"), local governments or by the credit of a private issuer. Municipal securities may also be guaranteed by the current or anticipated revenues from a specific project or specific assets. Additionally, municipal securities may be guaranteed by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance. The Investment Adviser may invest more than 25% of the BBH Tax Exempt Money Fund's total assets in tax-exempt securities that finance similar projects, such as those relating to education, health care, transportation and utilities.

PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

The principal risks of investing in each Fund are described below. A shareholder may lose money by investing in the Funds. Market Risk, Interest Rate Risk and Credit Risk discussed below are applicable to each Fund.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. A major change in rates could cause a Fund's yield to decline.

Credit Risk:

Credit risk refers to the likelihood that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The securities in which the Funds invest must be rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or be deemed by the Adviser to be of comparable quality to securities having such ratings, which reduces the Funds' exposure to credit risk. The Tax Exempt Money Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security and the Funds' share price to decline.

Municipal Market Risk:

The BBH Tax Exempt Money Fund invests principally in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security's structure fails to function as intended, the security could become taxable or decline in value.

Concentration Risk:

Because the BBH Tax Exempt Money Fund may invest its assets in municipal securities of issuers financing similar type projects, the Fund may be adversely affected by a particular economic or political event affecting that type project.

Because the BBH Money Market Fund invests a significant portion of its assets in bank obligations, the value of these investments and the net assets of the Fund could decline more dramatically as a result of adverse events affecting the banking industry.

Foreign Investment Risk:

Because the BBH Money Market Fund invests in securities issued by non-U.S. banks, the Fund is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets. There may be rapid changes in the value of these securities.

Investments  in each  Fund  are  neither  insured  nor  guaranteed  by the  U.S.
Government. Shares of each Fund are not deposits or obligations of, or guaranteed by, Brown Brothers Harriman or any other bank, and the shares are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by acts of congress, their securities are neither issued nor guaranteed by the United States Treasury. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

FUND PERFORMANCE
--------------------------------------------------------------------------------

The Funds are successors to mutual funds of the same name (the "Predecessor Funds") pursuant to a reorganization which took place on June 12, 2007. The Predecessor Funds were managed by Brown Brothers Harriman & Co. ("BBH"), the Funds' Investment Adviser. Performance provided reflects the performance of the Predecessor Funds for periods prior to its reorganization into the Funds, as of the close of business on June 12, 2007. Prior to June 12, 2007, the BBH Money Market Fund achieved its investment objective by investing all of its assets in the BBH U.S. Money Market Portfolio. Accordingly, the performance information and financial information provided in this prospectus for the periods prior to that date is historical information of the Predecessor Funds and the BBH U.S. Money Market Portfolio.

The bar chart and table below give an indication of the risks of investing in the BBH U.S. Treasury Money Fund, BBH Money Market Fund and BBH Tax Exempt Money Fund. The bar chart shows changes in each Fund's performance from year to year.

For current yield information, please call 1-800-625-5759 toll free, or contact your account representative. When you consider this information, please remember that a Fund's performance in past years is not an indication of how a Fund will do in the future.

                          BBH U.S. Treasury Money Fund
                       Total Returns (% per calendar year)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material..]

   1996   1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
   4.72%  4.76%  4.63%  4.06%  5.41%  3.63%  1.23%  0.54%  0.64%  2.40%  4.14%

                      BBH Money Market Fund-Regular Shares
                       Total Returns (% per calendar year)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material..]

   1996   1997   1998   1999   2000   2001   2002   2003   2004   2005   2006
   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
   5.02%  5.16%  5.06%  4.80%  6.00%  3.75%  1.37%  0.72%  0.90%  2.76%  4.61%

                            BBH Tax Exempt Money Fund
                       Total Returns (% per calendar year)
--------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material..]

                2000   2001   2002   2003   2004   2005   2006
                ----   ----   ----   ----   ----   ----   ----
                3.32%  2.27%  0.92%  0.51%  0.62%  1.76%  2.80%

(Note: As of September 30, 2007, the BBH U.S. Treasury Money Fund, BBH Money Market Fund-Regular Shares, BBH Money Market Fund-Institutional Shares and BBH Tax Exempt Money Fund had year-to-date returns of 3.16%, 3.71%, 3.52% and 2..29%, respectively.)

Highest and Lowest Quarterly Returns (Quarterly 1996-2007)
--------------------------------------------------------------------------------

                                            Highest Return         Lowest Return
                                            --------------        --------------
                                                   Quarter               Quarter
                                                     Ended                 Ended
                                                   -------               -------
BBH U.S. Treasury Money Fund                1.40%   Dec-00        0.09%   Mar-04

BBH Money Market Fund
  (Regular Shares)                          1.57%  Sept-00        0.14%   Mar-04

BBH Money Market Fund
  (Institutional Shares)*                   1.29%  June-07        1.28%  Sept-07

BBH Tax Exempt Money Fund**                 0.87%  Sept-00        0.09%  Sept-03

* The BBH Money Market Fund-Institutional Shares' inception date was January 26, 2007.

** The BBH Tax Exempt Money Fund's inception date was February 22, 1999.

Average Annual Total Returns (through December 31, 2006)*
--------------------------------------------------------------------------------

                                             1 Year     5 Years     10 Years
                                             ------     -------     --------
BBH U.S. Treasury Money Fund**                4.14%       1.78%        3.13%

BBH Money Market Fund**

Regular Shares***                             4.61%       2.06%        3.50

BBH Tax Exempt Money Fund                     2.80%       1.32%        1.86****

* The total returns provided reflect the performance of the Predecessor Funds for periods prior to their reorganization into the Funds as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Funds did not have any investment operations. Prior to the reorganization, the BBH Money Market Fund invested all of its assets in the BBH U.S. Money Market Portfolio. Historical total return information for any period prior to the BBH Money Market Fund's commencement of operations of June 12, 2007 will be that of the BBH U.S. Money Market Portfolio adjusted to assure that all charges, expenses and fees which are presently in effect for each class were deducted during such periods, as permitted by applicable SEC staff interpretations. Accordingly, the performance information provided is historical information of the Predecessor Funds and the BBH U.S. Money Market Portfolio.

** Total returns are subject to federal income taxes at the Stockholders marginal tax rate, which may be as high as 35%.

*** The total returns for the Regular Shares of the BBH Money Market Fund are disclosed here because Institutional Shares were not offered until December 19, 2006. These total returns would be substantially similar to the annual returns for Regular Shares over the same period and would differ only to the extent that the two classes do not have the same expenses.

**** Total return since inception, February 22, 1999.

FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Funds.

Shareholder Fees
--------------------------------------------------------------------------------
(Fees paid directly from an investor's account)

                                           BBH Money       BBH Money
                                   BBH   Market Fund     Market Fund     BBH Tax
                         U.S. Treasury      (Regular  (Institutional      Exempt
                            Money Fund       Shares)         Shares)  Money Fund
                         -------------   -----------  --------------  ----------
Maximum Sales Charge
  (Load Imposed on
  Purchase)                   None           None           None          None

Maximum Deferred Sales
   Charge (Load)              None           None           None          None

Maximum Sales Charge
   (Load) Imposed on
   Reinvested Dividends       None           None           None          None

Redemption Fee                None           None           None          None

Exchange Fee                  None           None           None          None

ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(Expenses that are deducted from fund assets as a percentage of average net assets)

                                           BBH Money       BBH Money
                                   BBH   Market Fund     Market Fund     BBH Tax
                         U.S. Treasury      (Regular  (Institutional      Exempt
                            Money Fund       Shares)         Shares)  Money Fund
                         -------------   -----------  --------------  ----------
Management and
  Administrative
  Services Fees               0.25%         0.22%          0.22%         0.25%

Distribution (12b-1)
  Fees                        None           None           None          None

Other Expenses               0.38%          0.29%          0.04%         0.35%
                             -----          -----          -----         -----
Total Annual Fund
  Operating Expenses         0.63%          0.51%          0.26%         0.60%
                             =====          =====          =====         =====

EXAMPLE

The example is intended to help an investor compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Funds for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Funds' operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the Investor's costs would be:

                                           BBH Money       BBH Money
                                   BBH   Market Fund     Market Fund     BBH Tax
                         U.S. Treasury      (Regular  (Institutional      Exempt
                            Money Fund       Shares)         Shares)  Money Fund
                         -------------   -----------  --------------  ----------
1 Year                         $64            $52            $27           $61

3 Years                       $202           $164            $84          $192

5 Years                       $351           $285           $146          $335

10 Years                      $786           $640           $331          $750

INVESTMENT ADVISER AND FUND ADMINISTRATOR
--------------------------------------------------------------------------------

The Investment Adviser and Fund Administrator is Brown Brothers Harriman & Co. ("Brown Brothers Harriman"), Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds.. The SID is registered with the SEC under the Investment Advisers Act of 1940. Brown Brothers Harriman is located at 140 Broadway, New York, NY 10005.

Brown Brothers Harriman provides investment advice and portfolio management services to the Funds. Subject to the general supervision of the Board of Trustees, Brown Brothers Harriman makes the day-to-day investment decisions for the Funds, places the purchase and sale orders for the portfolio transactions of the Funds, and generally manages the investments. Brown Brothers Harriman provides a broad range of investment management services for customers in the United States and abroad. At December 31, 2006, it managed total assets of approximately $44 billion.

In addition to a continuous investment program, Brown Brothers Harriman provides administrative services to the Funds by, among other things, providing officers (including the Fund's Chief Compliance Officer and officers to provide required certifications), shareholder communications and tax compliance. Brown Brothers
Harriman also coordinates the provision of services to the Funds by nonaffiliated service providers.

For investment advisory and administrative services, Brown Brothers Harriman receives the following combined fee, computed daily and payable monthly:

                                                                      Percentage
                                                                      of Average
                                                                           Daily
                                                                      Net Assets
                                                                      ----------
BBH U.S. Treasury Money Fund                                               0.25%

BBH Money Market Fund                             0.25% on the first $1 billion,
                                                0.20% on amounts over $1 billion

BBH Tax Exempt Money Fund                                                  0.25%

This fee compensates Brown Brothers Harriman for its services and its expenses (such as salaries of its personnel).

A discussion of the Board's review of the Funds' investment advisory contract is available in the Funds' Annual Report dated June 30, 2007.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Net Asset Value (NAV)

The Trust normally determines the NAV of each Fund every day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. The BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund each normally calculate their NAV once daily at noon, Eastern time. The BBH Money Market Fund normally calculates its NAV once daily at 4:00 p.m., Eastern time. NAV is the value of a single share of a Fund.

It is anticipated that the NAV per share of the Funds will remain constant at $1.00. No assurance can be given that this goal can be achieved.

The Trust values the assets of the Funds at amortized cost, which is approximately equal to market value.

Purchase of Shares

The Trust offers shares of each Fund on a continuous basis at its NAV without a sales charge. The Trust reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Trust then executes purchases of Fund shares at the NAV per share next determined after the Trust receives the purchase order, including acceptable payment for such order. Shares of the Funds are entitled to dividends declared on the day the Trust executes the purchase order on the books of the Trust.

An  investor  who has an  account  with an  Eligible  Institution  or  Financial
Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers. Brown Brothers Harriman as an Eligible Institution has established a minimum initial purchase requirement for each Fund except Institutional Shares of the BBH Money Market Fund, of $10,000 and a minimum subsequent purchase requirement of $10,000. Institutional Shares of the BBH Money Market Fund has a minimum initial purchase requirement of $5,000,000 and no minimum subsequent purchase. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. Orders received by an Eligible Institution or a Financial Intermediary will be priced at the NAV next calculated after that Eligible Institution or Financial Intermediary, as agent of the Fund, receives the request in good order from its clients. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares through Citigroup Global Transaction Services, the Funds' Transfer Agent, ("Transfer Agent"). Such investor's order will be priced at the NAV next calculated after the Fund receives payment. Investors purchasing through the Transfer Agent will be entitled to dividends beginning on the day payment, if by check, is converted into federal funds (normally the business day after the check is received). Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares. Brown Brothers Harriman, the Funds' Shareholder Servicing Agent ("Shareholder Servicing Agent") has established a minimum initial purchase requirement for each Fund except Institutional Shares of the BBH Money Market Fund, of $100,000 and a minimum subsequent purchase requirement of $100,000. Institutional Shares of the BBH Money Market Fund has a minimum initial purchase requirement of $5,000,000 and no minimum subsequent purchase. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

Redemption of Shares

The Trust executes your redemption request at the next NAV calculated after the Trust receives your redemption request. Shares of the Funds continue to earn daily dividends declared prior to the business day that the Trust executes the redemption request on the books of the Trust.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. Brown Brothers Harriman has established a minimum redemption requirement for each Fund except Institutional Shares of the BBH Money Market Fund, of $10,000.

Normally, the Trust pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Trust by submitting a redemption request in good order to the Trust through the Shareholder Servicing Agent. The Trust pays proceeds resulting from such redemption directly to shareholders of the Funds generally on the day the redemption request is executed.

A shareholder redeeming shares should be aware that the NAV of the shares of the Funds may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed.

Redemptions by the Trust

The Shareholder Servicing Agent has established a minimum account size of $100,000 for the Funds except for the Institutional Shares of the BBH Money Market Fund which is $5,000,000, which may be amended from time to time. If the value of a shareholder's holdings in a Fund falls below that amount because of a redemption of shares, the Trust may redeem the shareholder's remaining shares.

If such remaining shares are to be redeemed, the Trust notifies the shareholder and allows the shareholder of all Funds except Institutional Shares of the BBH Money Market Fund, 60 days, and the shareholder of Institutional Shares of BBH Money Market Fund, at least 5 days, to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution or Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss.

The Trust may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

Dividends and Distributions

The net income and substantially all short-term capital gains and losses of the Funds, if any, are declared as a dividend daily and paid monthly.

Determination of each Fund's net income is made each business day immediately prior to the determination of the NAV per share of each Fund. Net income for days other than such business days is determined at the time of the determination of the NAV per share of each Fund on the immediately preceding business day.

Each Eligible Institution or Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends declared are payable to shareholders of record of the Funds on the date of determination. For the BBH U.S. Treasury Money Fund and BBH Tax Exempt Money Fund, shares purchased through submission of a purchase order prior to noon, Eastern time on such a business day begin earning dividends on that business day. For the BBH Money Market Fund, shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on that business day. Investors who purchase any Fund through the Transfer Agent are not entitled to earn dividends until payment is converted to federal funds. Shares redeemed do qualify for a dividend on the business day that the redemption is executed. Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Trust elects to have dividends paid in cash, the Trust automatically reinvests dividends in additional Fund shares without reference to the minimum subsequent purchase requirement.

A shareholder who elects to have dividends paid in cash receives a check in the amount of such dividends. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.

Taxes

Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the BBH U.S. Treasury Money Fund and BBH Money Market Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The BBH Tax Exempt Money Fund expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the Fund's dividends to shareholders will not be taxable. The non-exempt portions of dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help an investor understand the financial performance of the Funds. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in each Fund (assuming re investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report along with the Funds' financial statements, are included in the Funds' annual report which is available upon request.

The Financial Highlights provided reflect the performance of the Predecessor Funds for periods prior to their reorganization into the Funds as of the close of business on June 12, 2007. Prior to the date of the reorganization, the Funds did not have any investment operations. Prior to the reorganization, the BBH Money Market Fund invested all of its assets in the BBH U.S. Money Market Portfolio. Accordingly, the performance information provided is historical information of the Predecessor Funds and the BBH U.S. Money Market Portfolio. On the date of the reorganization, the Predecessor Funds' assets (inclusive of liabilities recorded on the Predecessor Funds' records) were transferred into the respective Funds. As a result of the reorganization, the shareholders of the Predecessor Funds received Shares of each Successor Fund, respectively.

BBH U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year

                                                                           For the years ended June 30,
                                                      -------------------------------------------------------------------------
                                                       2007           2006            2005            2004               2003
                                                      -------        -------         -------         -------            -------
Net asset value, beginning of year ............         $1.00          $1.00           $1.00           $1.00              $1.00
Income from investment operations:
   Net investment income ......................          0.04           0.03            0.01            0.00(1)            0.01
Dividends to shareholders from net
   investment income ..........................         (0.04)         (0.03)          (0.01)          (0.00)(1)          (0.01)
                                                      -------        -------         -------         -------            -------
Net asset value, end of year ..................         $1.00          $1.00           $1.00           $1.00              $1.00
                                                      =======        =======         =======         =======            =======
   Total return ...............................          4.45%          3.35%           1.41%           0.40%              0.91%
Ratios/Supplemental data:
   Net assets, end of year
     (in millions) ............................           $75           $111            $141            $117               $137
   Ratio of expenses to average
     net assets
   Net expenses paid by Fund ..................          0.62%          0.59%           0.56%           0.59%              0.57%
   Expense offset arrangement .................          0.01%        0.00%2            0.01%           0.00%(2)           0.00%(2)
                                                      -------        -------         -------         -------            -------
     Total expenses ...........................          0.63%          0.59%           0.57%           0.59%              0.57%
                                                      =======        =======         =======         =======            =======
   Ratio of net investment income
     to average net assets ....................          4.36%          3.25%           1.49%           0.39%              0.92%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Regular share outstanding throughout each year

                                                                            For the years ended June 30,
                                                     -----------------------------------------------------------------------------
                                                       2007              2006             2005             2004             2003
                                                     ---------        ---------        ---------        ---------        ---------
Net asset value, beginning of year ............          $1.00            $1.00            $1.00            $1.00            $1.00
Income from investment operations:
   Net investment income ......................           0.05             0.04             0.01             0.01             0.01
Dividends to shareholders from
   net investment income ......................          (0.05)           (0.04)           (0.01)           (0.01)           (0.01)
                                                     ---------        ---------        ---------        ---------        ---------
Net asset value, end of year ..................          $1.00            $1.00            $1.00            $1.00            $1.00
                                                     =========        =========        =========        =========        =========
   Total return ...............................           4.97%            3.76%            1.72%            0.59%            1.06%
Ratios/Supplemental data(1):
   Net assets, end of year
     (in millions) ............................         $1,172           $1,506           $1,258           $1,375           $1,459
   Ratio of expenses to average
     net assets ...............................           0.51%            0.53%            0.52%            0.52%            0.52%
                                                     =========        =========        =========        =========        =========
   Ratio of net investment income
     to average net assets ....................           4.79%            3.75%            1.70%            0.59%            1.05%

----------
(1) Ratios include the Fund's share of income, expenses paid by, and the expense offset arrangement of, the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

Selected per share data and ratios for an Institutional share outstanding throughout each year

                                                            For the period from
                                                              January 26, 2007
                                                               (commencement
                                                               of operations)
                                                           through June 30, 2007
                                                           ---------------------


Net asset value, beginning of year.. .....................        $1.00
Income from investment operations:
   Net investment income .................................         0.02
Dividends to shareholders from
  net investment income ..................................        (0.02)
                                                              ---------
Net asset value, end of year .............................        $1.00
                                                              =========
  Total return(1) ........................................         2.21%
Ratios/Supplemental data(2):
  Net assets, end of year (in millions) ..................       $1,140
  Ratio of expenses to average net assets ................         0.26%(3)
                                                              =========
  Ratio of net investment income to average net assets ...         5.07%(3)

----------
(1)   Inception to date return.

(2) Ratios include the Fund's share of income, expenses paid by, and the offset arrangement of, the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

(3)   Annualized.

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year

                                                                             For the years ended June 30,
                                                      ----------------------------------------------------------------------------
                                                        2007           2006              2005              2004              2003
                                                      -------        -------           -------           -------           -------
Net asset value, beginning of year .............        $1.00          $1.00             $1.00             $1.00             $1.00
Income from investment operations:
   Net investment income .......................         0.03           0.02              0.01              0.00(1)           0.01
Dividends to shareholders from
   net investment income .......................        (0.03)         (0.02)            (0.01)            (0.00)(1)         (0.01)
                                                      -------        -------           -------           -------           -------
Net asset value, end of year ...................        $1.00          $1.00             $1.00             $1.00             $1.00
                                                      =======        =======           =======           =======           =======
   Total return ................................         3.03%          2.31%             1.15%             0.42%             0.72%
Ratios/Supplemental data:
   Net assets, end of year
     (in millions) .............................         $328           $493              $438              $453              $465
   Net expenses paid by Fund ...................         0.58%          0.56%             0.56%             0.55%             0.56%
   Expense offset arrangement ..................         0.01%          0.00%(2)          0.00%(2)          0.00%(2)          0.01%
                                                      -------        -------           -------           -------           -------
   Total expenses ..............................         0.59%          0.56%             0.56%             0.55%             0.57%
                                                      =======        =======           =======           =======           =======
   Ratio of net investment income
     to average net assets .....................         2.98%          2.31%             1.15%             0.42%             0.72%

----------
(1)   Less than $0.01 per share.

(2)   Less than 0.01%.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

BBH Money Market Fund

Bank Obligations. The BBH Money Market Fund may invest in U.S. dollar-denominated high quality securities. These securities include negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof. The Funds' investments also include obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches. (The Fund may only invest in obligations of such non-U.S. banks if such bank has more than $500 million in total assets.)

Commercial Paper. The BBH Money Market Fund may invest in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand.

Variable and Floating Rate Instruments--securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.

BBH Money Market Fund and BBH U.S. Treasury Money Fund

U.S. Government Securities. The BBH Money Market Fund and BBH U.S. Treasury Money Fund may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States.

Repurchase Agreements. A repurchase agreement is an agreement in which the seller (the Lender) of a security agrees to repurchase from the BBH Money Market Fund or the BBH U.S. Treasury Money Fund (together, the "Funds") the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The Funds always receive U.S. Treasury or Agency securities (including mortgage-backed securities) as collateral. Repurchase agreements are subject to credit risk. If the lender defaults and the securities serving as collateral are ineligible securities for the Funds to purchase, it will liquidate the collateral securities in a time and manner determined by the Investment Adviser to be most beneficial to the Fund.

Other Obligations. Assets of the BBH Money Market Fund may be invested in bonds and asset-backed securities with maturities or put provisions not exceeding thirteen months, issued by U.S. corporations.

BBH Tax Exempt Money Fund

The following information describes the securities the Fund may purchase, the interest on which is exempt from federal income tax may be exempt from the AMT. However, other such securities not mentioned below may be purchased for the Fund if they meet the quality and maturity guidelines set forth in the Fund's investment policies.

Municipal Bonds. Municipal securities are issued to raise money for a variety of purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities provide interest income that is exempt from federal income tax, other than the AMT. They generally have maturities of one year or more. The Fund may purchase Municipal Bonds with a remaining maturity of 397 days or less. These securities include:

o General Obligation Bonds--bonds backed by the municipality's pledge of full faith, credit and taxing power.

o Revenue Bonds--bonds backed by revenues generated by a specific project, facility or tax. These include municipal lease obligations; certificates of participation; municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds.

o Refunded or Escrowed Bonds--general obligation or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. Government obligations that can adequately meet interest and principal payments.

o Zero Coupon Bonds--securities issued at a discount from their face value that pays all interest and principal upon maturity.

Other Federal Tax-Exempt Obligations--Any other Federal tax-exempt obligations issued by or on behalf of states and municipal governments and their authorities, agencies, instrumentalities and political subdivisions, whose inclusion in the Fund would be consistent with such Fund's Investment Objectives, Investment Strategies, and permissible under Rule 2a-7 under the Investment Company Act of 1940 as amended.

Stand-by Commitments--When the Fund purchases Municipal Obligations it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Obligations. Under a stand-by commitment, a bank or broker-dealer agrees to purchase at such Fund's option a specified Municipal Obligation at a specified price with same day settlement.

Municipal Notes. Debt obligations issued by states, local governments and regional authorities which provide interest income that is exempt from regular federal income taxes, other than the AMT. They generally have maturities of less than one year. These securities include:

o Tax and Revenue Anticipation Notes--notes issued in expectation of future taxes or revenues.

o Bond Anticipation Notes--notes issued in anticipation of the sale of long-term bonds.

Municipal Commercial Paper--obligations issued to meet short-term working capital or operating needs.

Variable and Floating Rate Instruments--securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.

Frequent Trading Policy

Given the short-term nature of the Funds' investments and their use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Funds will have significant adverse consequences for the Funds and their shareholders. For this reason and because the Funds are intended to be used as a liquid short-term investment, the Funds' Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Funds' Shares.

Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds' portfolios and their performance.

Portfolio Holdings Information (BBH Tax Exempt Money Fund and BBH U.S. Treasury Money Fund)

Information concerning the Funds' portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

Portfolio Holdings Information (BBH Money Market Fund)

Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Funds' portfolio holdings as of the end of each week is posted on the website weekly and remains posted until replaced by the information for the succeeding week.

The Board of Trustees receives periodic reports from Brown Brothers Harriman concerning arrangements involving the disclosure of portfolio securities.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

MORE  INFORMATION  ON THE FUNDS IS AVAILABLE  FREE UPON  REQUEST,  INCLUDING THE
FOLLOWING:

Annual/Semi-Annual Report

Includes the Funds' financial statements and lists portfolio holdings.

Statement of Additional information (SAI)

Provides more details about each Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

To obtain information or make shareholder inquiries:

By telephone Call                         1-800-625-5759

By mail write to the Funds' Shareholder Servicing Agent:

                                          Brown Brothers Harriman
                                          140 Broadway
                                          New York, New York 10005

By E-mail send your request to:           bbhfunds@bbh.com

On the Internet:

Text-only versions of Fund documents, including a recent statement of Fund holdings, can be viewed online or downloaded from:

                                          Brown Brothers Harriman
                                          http://www.bbhfunds.com
                                          SEC http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number 811-21829

                                         BROWN [LOGO]
                                         BROTHERS
                                         HARRIMAN

                      STATEMENT OF ADDITIONAL INFORMATION

                             BBH MONEY MARKET FUND
                           BBH TAX EXEMPT MONEY FUND
                          BBH U.S. TREASURY MONEY FUND


                     140 Broadway, New York, New York 10005


                                October 31, 2007




     BBH Money Market Fund (the Money Market Fund), BBH Tax Exempt Money Fund (the Tax Exempt Fund), and BBH U.S. Treasury Money Fund (the Treasury Fund) (collectively, the Funds) are separate and diversified series of BBH Trust (Trust), which was organized as a Delaware statutory trust on October 28, 2005, and is a management investment company registered under the Investment Company Act of 1940, as amended (1940 Act).

      The Funds are types of mutual funds commonly known as money market funds. Money Market Funds are designed to be a cost effective and convenient means of making substantial investments in tax exempt or taxable money market instruments.

The Funds are successors to mutual funds of the same name (the "Predecessor Funds"). The Funds have the same investment objectives and policies as their respective Predecessor Funds.




          Brown Brothers Harriman is the investment adviser (Investment Adviser) of the Funds. This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus dated October 31, 2007, as supplemented from time to time, a copy of which may be obtained from the Trust at the address noted above.

                               TABLE OF CONTENTS

                                                                        Page

Investment Objectives and Policies                                      3
         BBH Money Market Fund                                          3
         BBH Tax Exempt Money Fund                                      3
         BBH U.S. Treasury Money Fund                                   3
         Securities in Which the Funds Invest                           4
         Investment Restrictions                                        10
Management                                                              13
         Board of Trustees                                              16
         Investment Advisory Services                                   18
         Administrative Services                                        19
         Distributor                                                    21
         Shareholder Servicing Agent                                    21
         Financial Intermediaries                                       22
         Custodian, Transfer and Dividend Disbursing Agent              23
Independent Registered Public Accounting Firm                           23
Code of Ethics                                                          23
Voting Proxies on Fund Portfolio Securities                             23
         Proxy Voting Policies                                          24
         Proxy Voting Procedures                                        25
Conflicts of Interest                                                   26
Net Asset Value                                                         27
Computation of Performance                                              28
Purchases and Redemptions                                               29
Federal Taxes                                                           30
Description of Shares                                                   32
Portfolio Brokerage Transactions                                        34
Bond, Note and Commercial Paper Ratings                                 35
Additional Information                                                  38
Financial Statements                                                    38

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Funds' Prospectus concerning the investment objectives and policies of the Funds. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF THE FUNDS WILL BE ACHIEVED.

MONEY MARKET FUND:

The investment objective of the Money Market Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Trust seeks to achieve the investment objective of the Fund by investing in high quality, short-term money market instruments. The Money Market Fund adheres to the following operating policies (which may be changed without shareholder or investor approval:
{circle}Interest Rate Risk Control. The average maturity of the Fund will be limited to 60 days. Rule 2a-7 under the 1940 Act (Rule 2a-7) and CFTC Rule
   1.25 guidelines currently limit the average maturity of a money market fund to 90 days.
{circle}Liquidity. The Fund will maintain a minimum of 20% of its net assets in securities with a time to maturity of 7 days or less.
{circle}Issuer Diversification. The Fund will not invest more than 3% of its net assets in one or more securities with a time to maturity longer than 7 days issued by a non-government issuer. Rule 2a-7 and CFTC Rule 1.25 guidelines currently allow issuer concentrations of 5%.
{circle}Credit Quality. The Fund will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor's (S&P), and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.


TREASURY FUND:

The investment objective of the Treasury Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund pursues its investment objective by investing in short-term obligations backed as to principal and interest payments by the full faith and credit of the United States of America. Although investments held for the Fund are issued by the U.S. government, an investment in the Fund is not insured or guaranteed by the U.S. government.

The Fund invests only, under normal circumstances, in securities issued by the U.S. Treasury and backed as to principal and interest payments by the full faith and credit of the United States of America and repurchase agreements collateralized by such securities.


TAX EXEMPT FUND:

The investment objective of the Tax Exempt Fund is to achieve a high level of current income exempt from federal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

Under normal circumstances, the Investment Adviser invests at least 80% of the Fund's assets in municipal securities the interest on which is exempt from federal income tax and the alternative minimum tax (AMT).

The chart below illustrates the return that a taxable investment would have to yield in order to equal various tax-free returns for the taxable year 2006.

A TAXABLE INVESTMENT WOULD HAVE TO YIELD:

TO EQUAL A TAX-FREE YIELD OF:      10%            15%             25%               28%               33%

                           2%          2.2%            2.4%             2.7%              2.8%              3.0%
                           3%          3.3%            3.5%             4.0%              4.2%              4.5%
                           4%          4.4%            4.7%             5.3%              5.6%              6.0%
                           5%          5.6%            5.9%             6.7%              6.9%              7.5%
                           6%          6.7%            7.1%             8.0%              8.3%              9.0%

                              up to $14,600 $14,601-$59,400 $59,401-$119,950 $119,950-$182,800 $182,801-$326,450
Joint return
Single return                                  up to $7,300   $7,301-$29,700   $29,701-$71,950  $71,951-$150,150

SECURITIES IN WHICH THE FUNDS INVEST

FIXED INCOME SECURITIES DESCRIPTIONS AND TECHNIQUES

Issuers of fixed income securities pay an interest rate that may be either a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will be greater or less than the security's interest rate depending upon whether the cost of the security is less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The table below lists the various types of securities that each Fund may invest. Other Types of securities may become available that are similar to those described below in which each Fund also may invest, if consistent with its investment objective and policies.

SECURITIES                                  MONEY MARKET FUND TREASURY FUND TAX EXEMPT FUND
Variable and Floating Rate Instruments             Yes                            Yes
US Government Securities                           Yes             Yes
Corporate Debt Securities                          Yes
Commercial Paper                                   Yes                            Yes
Zero Coupon Bonds                                                                 Yes
Bank Obligations                                   Yes
Municipal Securities                                                              Yes
Supranational Agencies                             Yes
Repurchase Agreements                              Yes             Yes            Yes
Reverse Repurchase Agreements                      Yes             Yes
When-Issued and Delayed Delivery Securities        Yes                            Yes

VARIABLE AND FLOATING RATE INSTRUMENTS

These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the maturity of a variable rate or floating rate instrument for the Funds, the date of the next interest rate reset is used.

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


COMMERCIAL PAPER

Assets of a Fund may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations that are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Funds' net assets. Since the Fund may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by a Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

ZERO COUPON BONDS

These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of a Fund, a portion of the difference between a zero coupon bond's purchase price and its face value, is taken into account as income.

BANK OBLIGATIONS

Assets of a Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Although early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of a Fund are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of a Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's net assets would be invested in such deposits.

Since the Money Market Fund may contain U.S. dollar-denominated certificates of deposit and fixed time deposits that are issued by non-U.S. banks and their non-U.S. branches, the Money Market Fund may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Money Market Fund would reduce its net income available for distribution to investors however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers.

MUNICIPAL SECURITIES

MUNICIPAL BONDS. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of one year or more. These securities have two principal classifications: general obligations and revenue bonds.
* GENERAL OBLIGATIONS. These securities are backed by the municipality's pledge of full faith, credit and taxing power. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.
* REVENUE OBLIGATIONS. These securities are backed by revenues generated by a specific project, facility or tax. Revenue Bonds are issued to finance a wide variety of capital projects including municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds and lease-backed bonds (including certificates of participation and municipal lease obligations).

REFUNDED OR ESCROWED BONDS. These are general or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. government obligations that can adequately meet interest and principal payments. Refunded bonds often receive a triple A or equivalent rating. Refunded bonds bear the same interest rate and have a very high credit quality. However, as the original bond approaches its pre-refunded date, the bond's price will fall to its pre-refunded price.

MUNICIPAL NOTES. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of less than one year. These securities include tax, revenue and bond anticipation notes.

CERTIFICATES OF PARTICIPATION. Certificates of participation are lease financing agreements in the form of a security that is similar to municipal bonds. If a municipality (lessor) does not have a current need for certain facilities, the facility can be leased to a designated non-profit corporation (Trustee) that would in turn sub-lease the facility to other organizations. The Trustee would then sell certificates of participation in the future sub-lease payments. Like municipal bonds, certificates of participation have a face value, a maturity date and set interest rate. However, unlike municipal bonds, certificates of participation are secured only by ownership of the asset and rights of the lessor to receive rental payments under the lease financing agreement.


MUNICIPAL LEASE OBLIGATIONS. These securities are created to finance the purchase of property of public use. The property is then leased to a state or local government and these leases secure the municipal lease obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligation may not be paid. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of public debt, and may allow an issuer to increase government liabilities beyond constitutional limits. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.

SUPRANATIONAL AGENCIES

Obligations of supranational agencies, such as the World Bank, may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future.


REPURCHASE AGREEMENTS

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from a Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of a Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of a Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement.

Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 15% of the market value of the Fund's total assets would be invested in such repurchase agreements together with any other investment being held for the Fund for which market quotations are not readily available.
Collateral for repurchase agreements may be held by a custodian other than Brown Brothers Harriman.


A shareholder of the Tax Exempt Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Tax Exempt Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Tax Exempt Fund's income which is derived from repurchase agreements to the extent practicable.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. This is an agreement in which a Fund agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for a Fund. Proceeds of borrowings under reverse repurchase agreements are invested for a Fund. This is the speculative factor known as "leverage." If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for a Fund as well as the value of securities purchased with the proceeds will decline. In these circumstances, a Fund entering into reverse repurchase agreements may have a negative impact on the ability to maintain a Fund's NAV of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for a Fund if, as a result, more than one-third of the market value of a Fund's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of a Fund's obligations created by reverse repurchase agreements is reduced within three days thereafter (not including weekends and holidays) or such longer period as the (SEC) may prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of a Fund's assets, as defined above. A segregated account with the Custodian is established and maintained for a Fund with liquid assets in an amount at least equal to a Fund's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.

Reverse repurchase agreements may also be entered into for the Treasury Fund, although the current intention is not to do so.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Securities may be purchased for a Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to a Fund until delivery and payment take place. At the time the commitment to purchase securities for a Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining a Fund's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for a Fund with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, a Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for a Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of a Fund's total assets, less liabilities other than the obligations created by when-issued commitments.



LOANS OF PORTFOLIO SECURITIES

Securities of a Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of a Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays a Fund any income accruing thereon, and cash collateral may be invested for a Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by a Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to a Fund. Securities of the Funds are not loaned to Brown Brothers Harriman or to any affiliate of the Trust, the Funds or Brown Brothers Harriman. However, Brown Brothers Harriman may act as a security lending agent for the Funds and receive customary fees of its services.

Loans of portfolio securities up to 30% of the total value of the Money Market Fund are permitted and may be entered into for not more than one year.

BORROWING

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on a Fund of any increase or decrease in the value of its investments (which would have a corresponding effect on a Fund's share value). Money borrowed is also subject to interest costs.

INVESTMENT RESTRICTIONS

The Treasury Fund and the Tax-Exempt Fund will provide shareholders with at least 60 days notice of any changes in its investment policy that would enable the Treasury Fund to normally invest less than 80% of its assets in Treasury investments or in regard to the Tax-Exempt Fund, to normally invest less than 80% of its assets in securities of which the income is exempt from federal income tax and the alternative minimum tax (AMT). This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The Funds are operated under the following investment restrictions, which are deemed fundamental policies and which may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of a Fund (see "Additional Information").

The Trust may invest some or all of each Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as a Fund. However, the Trust, with respect to the Funds, may not:

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

UNDERWRITING
The Funds may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN COMMODITIES
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

INVESTING IN REAL ESTATE
The Funds may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

LENDING
The Funds may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

ILLIQUID SECURITIES
The Funds will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that a Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 5% of a Fund's net assets.

INVESTING IN OTHER INVESTMENT COMPANIES
The Funds may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of other investment companies may be subject to such additional expenses. At the present time, a Fund expects that its investments in other investment companies may include shares of money market funds, including funds affiliated with a Fund's investment adviser.
The Funds may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

PURCHASES ON MARGIN
The Funds will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that a Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

PLEDGING ASSETS
The Funds will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

SELLING SHORT
The Funds will not make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time;

RESTRICTED SECURITIES
The Funds will not purchase securities that are restricted at the time of purchase, except that the Funds may purchase Rule 144A securities.

For purposes of the above limitations:

   {circle}the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and "bank instruments";
   {circle}except with respect to borrowing money, if a percentage or rating restriction on an investment is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or changes in portfolio size or a later change in the rating of a portfolio security is not considered a violation of policy. With respect to illiquid securities, if a percentage limitation is similarly exceeded, a Fund will consider reducing its holdings of illiquid securities as appropriate.


MANAGEMENT

      Information pertaining to the Trustees and executive officers of the Trust is set forth below. All of the Trustees are not "interested persons" of the Trust as defined by the 1940 Act.

NAME, BIRTH   POSITION(S)  TERM OF PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                         NUMBER OF FUNDS IN  OTHER
DATE AND      HELD WITH    OFFICE                                                                      FUND COMPLEX        DIRECTOR-
ADDRESS       TRUST        AND                                                                         OVERSEEN BY         SHIPS
                           LENGTH                                                                      TRUSTEE{circumflex} HELD BY
                           OF TIME                                                                                         TRUSTEE
                           SERVED#
Joseph V.     Chairman of  Since   Managing Director, Chairman and Chief Executive Officer of Shields  7                   None
Shields Jr.   the Board    2007    & Company (member of New York Stock Exchange); Chairman of Capital
              and Trustee          Management Associates, Inc. (registered investment adviser);
Birth Date:                        Director of Flower Foods, Inc. (New York Stock Exchange listed
March 17,                          company).
1938

Shields &
Company 140
Broadway
New York, NY
10005
Eugene P.     Trustee      Since   Chairman & CEO of Westport Asset Fund, Inc.                         7                   Director
Beard                      2007                                                                                            of Old
                                                                                                                           Westbury
Birth Date:                                                                                                                Funds (7
March 17,                                                                                                                  Funds)
1935

800
Connecticut
Ave., 3 East
Norwalk, CT
06854
David P.      Trustee      Since   Director of Jeffrey Co. (1992 to present); Director of QMED (1999   7                   Director
Feldman                    2007    to present).                                                                            of
                                                                                                                           Dreyfus
Birth Date:                                                                                                                Mutual
November 16,                                                                                                               Funds (59
1939                                                                                                                       Funds)

C/O BBH & Co.
140 Broadway
New York, NY
10005
Alan G. Lowy  Trustee      Since   Private Investor.                                                   7                   None
                           2007
Birth Date:
April 17,
1939

4111 Clear
Valley Drive
Encino, CA
91436
Arthur D.     Trustee      Since   Retired; Trustee, R.K. Mellon Family Trust (1981 to June 2003);     7                   None
Miltenberger               2007    Director of Aerostructures Corporation (aircraft manufacturer)
                                   (1996 to July 2003).
Birth Date:
November 8,
1938

503
Darlington
Road
Ligonier, PA
15658
Samuel F.     Trustee      Since   Private Investor.                                                   7                   None
Pryor, IV                  2007

Birth Date:
June 12, 1955

130 East 67th
Street
New York, NY
10021
H. Whitney    Trustee      Since   President, Clear Brook Advisors, a registered investment advisor.   7                   None
Wagner                     2007
Birth Date:
March 3, 1956
Clear Brook
Advisors
75
Rockefeller
Plaza, 14th
Floor
New York, NY
10019
OFFICERS
John A.       President    Since   President and Principal Executive Officer of the Trust; He joined   N/A                 N/A
Nielsen       and          2007    Brown Brothers Harriman & Co. ("BBH & Co.") in 1968 and has been a
              Principal            Partner of the firm since 1987.
Birth Date:   Executive
July 15, 1943 Officer

140 Broadway
New York, NY
10005
Charles H.    Treasurer,   Since   Treasurer, Principal Financial Officer and Anti-Money Laundering    N/A                 N/A
Schreiber     Principal    2007    Officer of the Trust; Senior Vice President of BBH & Co. since
              Financial            September 2001; Joined BBH & Co. in 1999.
Birth Date:   Officer,
December 10,  Anti-Money
1957          Laundering
              Officer
140 Broadway
New York, NY
10005
Mark B. Nixon Assistant    Since   Assistant Secretary and Assistant Treasurer of the Trust, Vice      N/A                 N/A
              Secretary,   2007    President of BBH & Co. (since October 2006), Accounting Manager,
Birth Date:   Assistant            Reserve Funds (August 2005-September 2006) Assistant Controller,
January 14,   Treasurer            Reserve Funds (February 2005-August 2005), Private Consultant
1963                               (December 2001-February 2005).

140 Broadway
New York, NY
10005
Beth Haddock  Chief        Since   Chief Compliance Officer of the Trust (September 2007-present);     N/A                 N/A
              Compliance   2007    Chief Compliance Officer for the FINRA/NYSE and SEC compliance
Birth Date:   Officer              programs and Associate Compliance Director for the global
December 10,                       compliance program (April 2005-present); Deputy General Counsel of
1965                               AXA Advisors/AXA Financial (November 1997-April 2005)


140 Broadway
New York, NY
10005
Gail C. Jones Secretary    Since   Secretary of the Trust; Counsel, ReedSmith, LLP (since October      N/A                 N/A
                           2007    2002); Corporate Counsel (January 1997 to September 2002) and Vice
Birth Date:                        President (January 1999 to September 2002) of Federated Services
October 26,                        Company.
1953

1001 Liberty
Avenue
Pittsburgh,
PA 15222-3779
Judith J.     Vice         Since   Vice President of the Trust; Vice President (since November 1997)   N/A                 N/A
Mackin        President    2007    of Federated Services Company.

Birth Date:
May 30, 1960

1001 Liberty
Avenue,
Pittsburgh,
PA 15222-3779
John C. Smith Assistant    Since   Assistant Treasurer of the Trust; Vice President (since 2004)       N/A                 N/A
              Treasurer    2007    Assistant Vice President (since September 2001); Associate
Birth Date:                        (September 2000 to August 2001); and Senior Analyst (June 1999 to
August 2,                          August 2000) of BBH & Co.
1965

50 Milk
Street
Boston, MA
02109

# Each Trustee of the Trust holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws). Each
   Trustee previously served on the Board of Trustees of the Predecessor Funds

{circumflex}The Fund Complex consists of the Trust, which has seven series and are each counted as one "fund" for purposes of this table.


BOARD OF TRUSTEES
      The Trust's Trustees, in addition to supervising the actions of the Trust's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the Trustees of the Trust review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Trustees are assisted in this process by independent legal counsel.

      The Trustees (except Mr. Shields) serve on an Audit Committee that selects the independent public accounts for the Fund and review accounting policies and controls.
      Messrs. Shields, Feldman and Pryor serve on a Valuation Committee for the Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available.

TRUSTEE EQUITY OWNERSHIP AS OF 12/31/06

Name of      Dollar Range of     Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by
Trustee      Equity Securities   Director in BBH Family of Funds
             in the Funds
Joseph V.    Over $100,000       Over $100,000
Shields, Jr.
Eugene P.    None                None
Beard
David P.     None                None
Feldman
Alan G. Lowy None                None
Arthur D.    None                Over $100,000
Miltenberger
Samuel F.    None                None
Pryor, IV
H. Whitney   None                None
Wagner


COMPENSATION

Each member of the Board of Trustees receives a base annual fee of $50,000 and such base annual fee is allocated among all series of the Trust, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,500 for attending each special Board meeting (meetings of the Board other than the regularly scheduled quarterly Board meetings).

TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED 6/30/2007

NAME OF PERSON,         AGGREGATE COMPENSATION FROM MONEY     AGGREGATE COMPENSATION FROM TAX     AGGREGATE COMPENSATION FROM
POSITION                MARKET FUND                           EXEMPT FUND                         TREASURY FUND
Joseph V. Shields, Jr., $25,181.88                            $7,149.49                           $1,428.74
Trustee
Eugene P. Beard,        $20,178.19                            $5,730.09                           $1,145.13
Trustee
David P. Feldman,       $20,178.19                            $5,730.09                           $1,145.13
Trustee
Alan G. Lowy, Trustee   $20,178.19                            $5,730.09                           $1,145.13
Arthur D. Miltenberger, $24,679.45                            $7,018.53                           $1,404.14
Trustee
Samuel F. Pryor, IV,    $20,178.19                            $5,730.09                           $1,145.13
Trustee
H. Whitney Wagner*      $14,406.04                            $3,782.93                           $764.82


Name of        Pension or Retirement Benefits Accrued as     Estimated Annual        Total Compensation from Fund
Person,        Part of Fund Expenses                         Benefits upon           Complex{circumflex} paid to Trustee
Position                                                     Retirement
Joseph V.      None                                          None                    $52,000
Shields, Jr.,
Trustee
Eugene P.      None                                          None                    $42,000
Beard, Trustee
David P.       None                                          None                    $42,000
Feldman,
Trustee
Alan G. Lowy,  None                                          None                    $42,000
Trustee
Arthur D.      None                                          None                    $47,000
Miltenberger,
Trustee
Samuel F.      None                                          None                    $42,000
Pryor, IV,
Trustee
H. Whitney     None                                          None                    None
Wagner*

Because of the services rendered to the Trust by the Investment Adviser and the Administrators, the Trust requires no employees other than its Officers, and the Officers receive no compensation from the Trust or the Funds.



INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES


Under a combined Investment Advisory and Administrative Services Agreement ("Combined Agreement") with the Trust, subject to the general supervision of the Trust's Trustees and in conformance with the stated policies of the Fund, Brown Brothers Harriman & Co. ("Brown Brothers Harriman") provides investment advice, and portfolio management and administrative services to the Fund.

INVESTMENT ADVISORY SERVICES
It is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for each Fund, to place the purchase and sale orders for portfolio transactions of each Fund, and to manage, generally, the investments of each Fund.

     The Agreement between Brown Brothers Harriman and the Fund is dated December 11, 2006 and remains in effect for two years from such date and thereafter, but only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the Funds' outstanding voting securities" (as defined in the 1940 Act) or by the Funds' Trustees, and
(ii) by a vote of a majority of the Trustees of the Fund who are not parties to the Agreement or "interested persons" (as defined in the 1940 Act) of the Fund ("Independent Trustees") cast in person at a meeting called for the purpose of voting on such approval. The Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Fund, or by a vote of the holders of a "majority of the Fund's outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Fund. (See "Additional Information".)

      The investment advisory services of Brown Brothers Harriman to the Funds are not exclusive under the terms of the Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and Brown Brothers Harriman dated December 11, 2006, the Funds, including each series thereof, may use "Brown Brothers Harriman" in their names. The license agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust, upon the expiration or earlier termination of any agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman. Termination of the license agreement would require the Trust to change its name and the names of the Funds to eliminate all references to Brown Brothers Harriman.

ADMINISTRATIVE SERVICES
Brown Brothers Harriman acts as Administrator of the Trust under the terms of the combined Agreement.

In its capacity as Administrator of the Trust, Brown Brothers Harriman administers all aspects of the Trust's 's operations subject to the supervision of the Board of Trustees except as set forth above under "Investment Adviser" and below under "Distributor." In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust ; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and each Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for each Fund and reports to shareholders and the SEC.
The combined investment advisory and administrative services fee paid to Brown Brothers Harriman is calculated daily and paid monthly at an annual rate equal to the following annual rate of each Fund's average daily net assets:

FUND               PERCENTAGE OF AVERAGE DAILY NET ASSETS
Money Market Fund  0.25% on the first $1 billion, 0.20% on amounts over $1 billion
Tax Exempt Fund    0.25%
Treasury Fund      0.25%


Prior to June 12, 2007, under a separate agreement that covered only advisory fees, BBH received a fee from the Funds calculated daily and paid monthly at an annual rate of 0.15% of the Fund's average daily assets and Brown Brothers Harriman Trust Company, LLC ("BBHTC") the Fund's administrator, under a separate agreement that covered only administrative services, received a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. For the year ended June 30, 2007, the Funds incurred the following fees for advisory and administrative services.

 FUND               2007
 MONEY MARKET FUND $1,953,367
 TAX EXEMPT FUND   $1,055,033
 TREASURY FUND     $220,349


Fees incurred for advisory services are given for the fiscal years ended June 30:

 FUND              2006*       2005*
 MONEY MARKET FUND $2,662,381    $3,034,802
 TAX EXEMPT FUND   $721,710      $711,611
 TREASURY FUND     $170,053      $190,145
Fees shown were for services rendered under a separate agreement that covered only advisory fees.


Fees incurred for administrative services are given for the fiscal years ended June 30:

 FUND               2006       2005
 MONEY MARKET FUND $1,288,871    $1,296,056
 TAX EXEMPT FUND   $481,140      $474,407
 TREASURY FUND     $113,369      $126,764
Fees shown were for services rendered under a separate agreement that covered only administrative services.



Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman and each of Federated Services Company ("Federated"), the Sub-administrator performs such sub-administrative duties for the Funds as are from time to time agreed upon by Brown Brothers Harriman and the Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices Brown Brothers Harriman are located at 140 Broadway, New York, New York 10005. The Sub-administrator's duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Funds , participating in the preparation of documents required for compliance by the Funds with applicable laws and regulations, preparing certain documents in connection with meetings of Trustees and shareholders of the Funds, and other functions that would otherwise be performed by Brown Brothers Harriman as set forth above (see "Administrator"). For performing such sub-administrative services, the Sub-administrator receives such compensation from Brown Brothers Harriman as is from time to time agreed to between Brown Brothers Harriman and the Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman by the Funds, respectively.

CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Funds. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

BBH & Co. has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH & Co. monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the BBH & Co.'s Fixed Income Credit Committee, and compliance with BBH & Co.'s Code of Ethics. Finally, BBH & Co. has structured the portfolio managers' compensation in a manner, and the Funds have adopted policies and procedures, reasonably designed to safeguard the Funds from being negatively affected as a result of any such potential conflicts.

DISTRIBUTOR

Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Funds' shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Contract dated as of December 11, 2006 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on October 2, 2006. The agreement terminates automatically in the event of its assignment, and may be terminated
(i) with respect to the Funds, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Funds on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

The Trust has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Funds, among other things: answers inquiries from shareholders of and prospective investors in the Funds regarding account status and history, the manner in which purchases and redemptions in each of the Fund's shares may be effected and certain other matters pertaining to the Funds; assists shareholders of and prospective investors in the Funds in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Funds may reasonably request. For these services, Brown Brothers Harriman receives from the Funds an annual fee, computed daily and payable monthly, of the average daily net assets of the Funds represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution. The fees are set out below.

 FUND                                    PERCENTAGE OF AVERAGE DAILY
                                         NET ASSETS
 Money Market Fund Regular Shares        0.25%
 Money Market Fund Institutional Shares  None
 Tax Exempt Fund                         0.25%
 Treasury Fund                           0.225%


FINANCIAL INTERMEDIARIES
From time to time, the Funds and/or their Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Funds who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Fund shares. Customer orders are priced at a Fund's NAV next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Funds will be deemed to have received a purchase or redemption order for Fund shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from a Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in the Funds who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Funds; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Funds. For these services, each financial institution receives from a Fund an annual fee, computed daily and payable monthly, equal to 0.05% of a Fund's average daily net assets represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

The Funds' organizational documents provide that, at any meeting of shareholders of the Fund, each eligible institution may vote any Shares as to which that eligible institution is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that eligible institution is the agent of record. Any shares so voted by an eligible institution will be deemed to be represented at the meeting for purposes of quorum requirements.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

Brown Brothers Harriman, 140 Broadway, New York, New York 10005, is the Custodian for the Funds.

As Custodian for the Funds, it is responsible for holding the Funds' assets pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV and net income per share of the Funds.

Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Funds. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Funds' Shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, Boston, Massachusetts is the independent registered public accounting firm for the Funds.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Adviser and the Distributor are on file with and are available from the SEC (See "Additional Information" below).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICES
The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote FOR proposals to:

{circle}Declassify the board of directors and require annual election of directors
{circle}Require auditor independence where availability of independent candidates is reasonable
{circle}Ensure shareholders' right to confidential voting
{circle}Require shareholder vote on any future poison pill
{circle}Removal of super-majority vote requirements
{circle}Change to a simple majority vote for shareholders
{circle}Restrict charitable contributions
{circle}Prevent a company from soliciting/influencing employees' political contributions
{circle}Convert traditional stock option plans to performance-
   indexed/benchmarked/indexed-based stock option plans
{circle}Review link between stock option compensation and performance {circle}Issue reverse stock splits
{circle}Repurchase shares when deemed appropriate by management {circle}Declare dividends when deemed appropriate by management {circle}Appoint external independent auditors
{circle}Deliver annual reports
{circle}Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation {circle}Expense stock options on income statement/exceed the requirements of
   SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote AGAINST proposals to do the following when the company is in compliance with existing regulation:

{circle}Classify/stagger the election of directors
{circle}Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting {circle}Environmental reporting, restrictions or requirements
{circle}Disclose strategic development planning
{circle}Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation {circle}Modify existing Equal Employment Opportunity policy language {circle}Specifically restrain international lending practices
{circle}Require social/environmental/community "sustainability" reports {circle}Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
{circle}Require specific pension plan offerings for employees
{circle}Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
{circle}Require cumulative voting
{circle}Impose pharmaceutical price caps/ceilings
{circle}Initiate or renew poison pills (shareholder rights plans) {circle}Reprice stock options
{circle}Require geographic rotation of annual meetings
{circle}Dictate company activities or require additional reporting regarding military activities/weaponization of space
{circle}Require a company to pay/increase a dividend or dictate use of cash flow {circle}Require reporting on anti-predatory lending practices or linking anti-
   predatory lending practices to executive compensation
{circle}Form a separate board committee to review sub-prime lending {circle}Nominate a "wage roll employee" or any other specific category of person to the board
{circle}Require reporting of cell-phone related accidents
{circle}Require additional tobacco warnings/smoke-free restaurants and facilities
{circle}Restrict investment in tobacco, alcohol, gambling or other stocks {circle}Require additional reporting or rules concerning animal rights {circle}Conversion from closed-end fund to open-end fund
{circle}Prohibit privatization/require reports on prohibiting privatization {circle}Establish a shareholder matching gift plan
{circle}Link executive compensation to workforce/employee hiring trends {circle}Require a fixed date for annual meetings
{circle}Require additional special reporting about advertising practices {circle}Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

{circle}Executive severance and compensation arrangements
{circle}Requirements to hire a proxy voting firm
{circle}Women/minorities on the board of directors
{circle}Multiple candidates for the board of directors
{circle}Composition of the board of directors
{circle}Independent nominating committee of the board of directors {circle}Non-discrimination on the basis of sexual preference
{circle}Suspension or cancellation of restricted stock program
{circle}Cap on non-audit fees for auditor
{circle}Term limits
{circle}Board committee to review conflicts of interest
{circle}State of incorporation
{circle}Separation of role of Chairperson and CEO
{circle}Require independent chairperson
{circle}All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

PROXY VOTING PROCEDURES
The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

CONFLICTS OF INTEREST
The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Directors or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.

      PORTFOLIO HOLDINGS INFORMATION (BBH TAX-EXEMPT MONEY FUND AND BBH U.S. TREASURY MONEY FUND)

      Information concerning the Funds' portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      PORTFOLIO HOLDINGS INFORMATION (BBH MONEY MARKET FUND)

      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Funds' portfolio holdings as of the end of each week is posted on the website approximately 7 days after the end of the month and remains posted until replaced by the information for the succeeding month.

      Monthly portfolio holdings information will remain available and be updated on a continuous basis.

      The Board of Trustees receives periodic reports from Brown Brothers Harriman concerning arrangements involving the disclosure of portfolio securities.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The Funds may also provide nonpublic portfolio holdings information to Standard & Poor's for purposes of rating the Fund.

To address possible conflicts between the interests of Fund shareholders and those of the Adviser and its affiliates, the following procedures apply. No consideration may be received by a Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.

NET ASSET VALUE

The NAV of each of the Fund's Shares is normally determined each day the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this SAI, the NYSE and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Funds is made once during each such day as of the close of regular trading on the NYSE by subtracting from the value of each Fund's total assets the amount of liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Funds outstanding at the time the determination is made. It is anticipated that the NAV of each share will remain constant at $1.00 per share and, although no assurance can be given that it will be able to do so on a continuing basis, the Trust employs specific investment policies and procedures to accomplish this result.

The Funds' assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. Although the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Funds would receive if the security were sold.

Pursuant to a rule of the SEC, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of each Fund's shareholders 's other investors. The use of amortized cost valuations is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the shareholders and investors, the Trustees have established procedures reasonably designed, taking into account current market conditions and each Fund's investment objective of its investors, to stabilize the NAV as computed;
(ii) the procedures include periodic review by the Trustees, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Funds' net assets using amortized cost and the value of the Funds' net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Fund's 's net assets by using available market quotations, or reducing the value of interests in a Fund, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.

Such conditions also generally require that: (i) investments be limited to instruments that the Trustees determine present minimal credit risks and which are of high quality as determined by any NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Trustees; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Funds' available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable, if the disposition of a portfolio security results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Funds' total assets may be invested in the securities of any one issuer (other than U.S. government securities).

It is expected that each Fund will have a positive net income at the time of each determination thereof. If for any reason a Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Funds would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Funds would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in any of the Funds.


COMPUTATION OF PERFORMANCE

The current and effective yields of the Funds may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. In addition, the Trust may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the effective annualized yield for the seven-day calendar period ended December 31, 2006 was 4.84% for the Money Market Fund, 3.19% for the Tax Exempt Fund, and 4.43% for the Treasury Fund, respectively. Performance throughout this Statement of Additional Information is that of the Predecessor Funds. The Funds have the same investment objectives and policies as their respective Predecessor Fund.

The yield should not be considered a representation of the yield of the Funds in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held for the Funds, changes in interest rates on investments, and each Fund's expenses during the period.

Yield information may be useful for reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, each Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

The Funds' "yield" and "effective yield" and "tax equivalent yield" may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Such yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Funds' investment results and/or comparisons of its investment results to various unmanaged indexes (such as 1-month LIBOR) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Funds' investment results as used in such communications are calculated in the manner set forth below.

The "yield" of each Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Funds is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

When Shares of a Fund are in existence for less than a year, a Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

PURCHASES AND REDEMPTIONS

A confirmation of each purchase and redemption transaction is issued upon execution of that transaction.

A shareholder's right to any redemption may be suspended for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Redemptions from the Funds are processed once a completed account application with a certified taxpayer identification number has been received.

In the event a shareholder redeems all shares held in a Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of a Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Funds and elect that each Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code a Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on each Fund to the extent that certain distribution requirements for each Fund for each calendar year are not met. The Trust intends to continue to meet such requirements.

Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Funds' fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each eligible institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this SAI; however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

RETURN OF CAPITAL. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution from a Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

REDEMPTION OF SHARES. Any gain or loss realized on the redemption of shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution.

TREATMENT OF DISTRIBUTIONS. The non-exempt portion of dividends is taxable as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These dividends are not eligible for the dividends-received deduction allowed to corporate shareholders. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held shares of the Funds.

OTHER TAXES. The treatment of each Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

TREASURY FUND ONLY:
Assets of the Treasury Fund are invested in direct obligations of the U.S. government, the interest from which is specifically exempted from state and local income taxes when held directly by taxpayers. All states by legislation or regulation allow the character of interest income from direct obligations of the U.S. government received by a regulated investment company organized as a series of a Massachusetts business trust, such as the Treasury Fund, to pass through to shareholders. However, a shareholder of the Treasury Fund is subject to state and local income taxes in most jurisdictions on the portion of dividends received from the Fund which is derived from income from repurchase agreements. It is the intention of the Investment Adviser to minimize the portion of the Treasury Fund's income which is derived from repurchase agreements to the extent practicable. The Trust intends to advise shareholders of the proportion of the Treasury Fund's dividends which is derived from interest on direct obligations of the U.S. government.

Shareholders are urged to consult their tax advisors regarding the possible exclusion for state and local income tax purposes of the portion of dividends paid from the Treasury Fund which is derived from interest on direct obligations of the U.S. government.

TAX EXEMPT FUND:

The exemption for federal income tax purposes of dividends derived from interest on municipal bonds does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Tax Exempt Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they may reside but may be subject to tax on income derived from obligations of other jurisdictions. Shareholders are advised to consult with their own tax advisors about the status of distributions from the Tax Exempt Fund in their own states and localities.

In accordance with the investment objective of the Tax Exempt Fund, it is expected that the Fund's net income is attributable to interest from municipal bonds and, as a result, dividends to shareholders are designated by the Trust as "exempt interest dividends" under Section 852(b) (5) of the Code, which may be treated as items of interest excludible from a shareholder's gross income. Although it is not intended, it is possible that the Tax Exempt Fund may realize short-term capital gains or losses from securities transactions as well as taxable interest income depending on market conditions.

In accordance with Section 852(b)(5) of the Code, in order for the Tax Exempt Fund to be entitled to pay exempt interest dividends to shareholders, at the close of each quarter of its taxable year, at least 50% of the value of its total assets must consist of obligations whose interest is exempt from federal income tax.

The Code provides that interest on indebtedness incurred, or continued, to purchase or carry shares of the Tax Exempt Fund is not deductible. Further, entities or persons who may be "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds should consult with their own tax advisors before purchasing shares of the Tax Exempt Fund.

ALL FUNDS:
To maintain a constant $1.00 per share NAV, the Trustees may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.

DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized as a Delaware Trust on October 28, 2005. Its offices are located at 140 Broadway, New York, New York 10005; its telephone number is (800) 625-5759. The Agreement and Declaration of Trust currently permits the Trust to issue an unlimited number of shares with no par value. Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of a Fund, that Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. Shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series vote together in the election or selection of the Trust's Trustees, principal underwriters and auditors for the Trust. Upon liquidation or dissolution of the Trust, the shareholders of each series are entitled to share pro rata in the net assets of their respective series available for distribution to shareholders. The Trust reserves the right to create and issue additional series of shares. The Trust currently consists of seven series.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee of the Trust. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of the Trust by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Agreement and Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of the holders of a majority of the Trust's outstanding shares will be sufficient. The Trust may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares.

Share certificates are not issued by the Trust.

The By-Laws of the Trust provide that the presence in person or by proxy of the holders of record of one half of the shares of a Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trustees of the Trust themselves have the power to alter the number and the terms of office of the Trustees of the Trust, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees of the Trust have been elected by the shareholders.

The Agreement and Declaration of Trust provides that, at any meeting of shareholders of a Fund, each Eligible Institution or Financial Intermediary may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

The Agreement and Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Agreement and Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

With respect to the Funds, the Trust may, in the future, seek to achieve the Funds' investment objective by investing all of the Funds' investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as those applicable to each Fund. In such event, each Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from each Fund would be reduced. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of each Fund and such other investment company would be less than or approximately equal to the expenses which each Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Funds' shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Funds' shareholders.

However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Funds' shareholders with respect to (a) any proposal relating to the investment company in which the Funds' assets were invested, which proposal, if made with respect to the Funds, would not require the vote of the shareholders of the Funds, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Funds.

PORTFOLIO BROKERAGE TRANSACTIONS

The securities in which the Funds invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible, transactions on behalf of the Funds are entered directly with the issuer or from an underwriter or market maker for securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between bid and asked price. The policy of the Funds regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Funds' policies, the Investment Adviser effects transactions with those brokers and dealers who the investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Funds, the Funds will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; and appraisals or evaluations of portfolio securities.

On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, this procedure might adversely affect a Fund.

Although the Funds generally hold investments until maturity and do not seek profits through short-term trading, they may dispose of any portfolio security prior to its maturity if they believe such disposition advisable.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the shareholders of the Short/Intermediate Fund and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

BOND, NOTE AND COMMERCIAL PAPER RATINGS
MONEY MARKET FUND ONLY:
There is no additional percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Fund may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Fund from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Fund would reduce its net income available for distribution to investors; however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's net assets would be invested in such deposits.

BOND, NOTE AND COMMERCIAL PAPER RATINGS

Moody's

Aaa, Aa and A - Bonds rated Aaa are judged to be of the "Best Quality". The rating of Aa is assigned to bonds that are of "high quality by all standards", but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds". The foregoing ratings for bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Issues rated Aaa or Aa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Standard & Poor's

AAA, AA and A - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade", are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to adverse effects or changes in circumstances and economic conditions. Bonds rated AA or A may be modified with a plus (+) or a minus (-) sign to show relative strength within the rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Fitch

AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Note and Variable Rate Investment Ratings

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - F-1+, F-1 and F-2. Notes assigned F-1+ are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. Notes assigned F-2 have a satisfactory degree of assurance for timely payment, but margins of protection are not as great as for issues rated F-1+ and F-1. The symbol LOC may follow a note rating which indicates that a letter of credit issued by a commercial bank is attached to the note.

Corporate Commercial Paper Ratings

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.

OTHER CONSIDERATIONS

The ratings of S&P, Moody's and Fitch represent their respective opinions of the quality of the securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields and securities of the same maturity and coupon with different ratings may have the same yield.

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.


ADDITIONAL INFORMATION
As used in this SAI and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Funds, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the State of Delaware.

FINANCIAL STATEMENTS

The Annual Reports of the Predecessor Funds dated June 30, 2007 have been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference.

APPENDIX - LISTING OF SERVICE PROVIDERS
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL

Sullivan & Cromwell LLP

SERVICE PROVIDERS

Federated Services Company

Edgewood Services, Inc.

ReedSmith LLP

SECURITY PRICING SERVICES

ITG, Inc.

FT Interactive

Reuters, Inc.

RATINGS AGENCIES

Interactive Date Corp

Moody's Investor Service

Standard & Poor's






5


PART C.      OTHER INFORMATION.

Item 23      Exhibits:

        (a)   (i)    Conformed copy of Declaration of Trust of the
                     Registrant; (1)
             (ii)    Comformed copy of the Certificate of Trust of the
                     Registrant;(1)
             (iii)   Conformed Copy of Amended and Restated Declaration
                     of Trust of the Registrant (3)
        (b)          Copy of By-Laws of the Registrant; (2)
        (c)          Not applicable;
        (d)   (i)    Conformed Copy of Advisory/Administrative Services
                     Agreement of the Registrant; (4)
               (ii)  Conformed Copy of Subadvisory Agreement (Walter
                     Scott) of the Registrant; (4)
                     Conformed Copy of Subadvisory Agreement (Mondrian)
                     of the Registrant; (4)
        (e)          Conformed Copy of Distributor's Contract of the
                     Registrant; (4)
        (f)          Not applicable;
        (g)   (i)    Conformed Copy of Custodian Agreement including the
                     Schedule of the Registrant; (4)
        (h)   (i)    Conformed Copy of Investment Advisory/Administrative
                     Services Agreement of the Registrant; (4)
             (ii)    Conformed Copy of Sub-Administrative Agreement of
                     the Registrant; (4)
            (iii)    Conformed Copy of Accounting Services Agreement; (4)
             (iv)    Conformed Copy of Transfer Agency Agreement of the
                     Registrant; (4)
             (v)     Conformed Copy of Shareholder Services Agreement of
                     the Registrant; (4)
             (vi)    Conformed Copy of Fidelity Bond Agreement of the
                     Registrant; (4)
        (i)          Conformed copy of Opinion and Consent of Counsel as
                     to legality of shares being registered; (4)
        (j)    (i)   Conformed Copy of Consent of Independent Registered
                     Public Accounting Firm;(+)
        (k)          Not applicable;
        (l)          Conformed copy of Initial Capital of Understanding;
        (m)          Not applicable;
        (n)          Conformed Copy of the Multiple Class Plan of the
                     Registrant; (4);
        (o)   (i)    Conformed copies of Powers of Attorney of the
                     Trustees of the Registrant; (4)
              (ii)   Conformed copies of Powers of Attorney of the
                     Officers of the Registrant; (4)
        (p)          Code of Ethics; (4)
-----------------------------------------------------------------
+   All exhibits have been filed electronically.

(1) Filed with the initial Registration Statement on October 31, 2005.
(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed October 23, 2006 (File Nos. 333-129342 and 811-21829).
(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed January 18, 2007 (File Nos. 333-129342 and 811-21829).
(4) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 3 on Form N-1A filed March 19, 2007 (File Nos. 333-129342 and 811-21829).


Item 24      Persons Controlled by or Under Common Control with the
             Fund:  None

Item 25      Indemnification: (4)


ITEM 26      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The Registrant's investment adviser, Brown Brothers Harriman, is a New York limited partnership. Brown Brothers Harriman conducts a general banking business and is a member of the New York Stock Exchange.


     To the knowledge of the Registrant, none of the general partners or officers of Brown Brothers Harriman is engaged in any other business, profession, vocation or employment of a substantial nature.



Item 27      Principal Underwriters:

       (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: The Huntington Funds, MTB Group of Funds and WesMark Funds.

(b)
          (1)                             (2)                          (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor              With Registrant


Charles L. Davis, Jr.            President,
5800 Corporate Drive             Edgewood Services, Inc.
--
Pittsburgh, PA 15237-7002

Thomas R. Donahue                Director and Executive
--
5800 Corporate Drive             Vice President,
Pittsburgh, PA 15237-7002        Edgewood Services, Inc.

Peter J. Germain                 Director,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ                 Director,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II                 Director and Treasurer
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson                   Secretary,
--
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler                  Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak                 Assistant Treasurer,
5800 Corporate Drive             Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

(c)    Not applicable


ITEM 28      LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of:

         BBH Trust
         140 Broadway
         New York New York 10005

         Brown Brothers Harriman
         59 Wall Street
         New York, NY 10005
         (investment adviser)

         Brown Brothers Harriman Trust Company, LLC
         63 Wall Street
         New York, NY 10005
         (administrator)

         Federated Services Company
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (subadministrator)

         Edgewood Services, Inc.
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (placement agent)

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA 02109
         (custodian)

         Forum Financial Services, LLC
         Two Portland Square
         Portland, ME 04101
         (transfer agent)


ITEM 29      MANAGEMENT SERVICES.

      Other than as set forth under the caption "Management of the Trust" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 30 UNDERTAKINGS.

      (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Trust, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, Pennsylvania on the 31st of October, 2007.

                                   BBH TRUST

                            By: /s/ JOHN A. NIELSON
                           John A. Nielson, President

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE                                     TITLE

/s /JOSEPH V. SHIELDS, JR.                    Trustee
(J.V. Shields, Jr.)

/s/ JOHN A. NIELSON                           President (Principal
(John A. Nielson)                             Executive Officer)

/s/ EUGENE P. BEARD                           Trustee
(Eugene P. Beard)

/s/ DAVID P. FELDMAN                          Trustee
(David P. Feldman)

/s/ ARTHUR D. MILTENBERGER                    Trustee
(Arthur D. Miltenberger)

/s/ ALAN G. LOWY                              Trustee
(Alan G. Lowy)

/s/ H. WITNEY WAGNER                          Trustee
(H. Whitney Wagner)

s/ SAMUEL PRYOR IV                            Trustee
(Samuel Pryor IV)


/s/ CHARLES H. SCHREIBER                      Treasurer, Vice President,
(Charles H. Schreiber)                        Principal Financial
                                              Officer